ROGÉ PARTNERS FUNDS

Rogé Partners Fund

Incorporated herein by reference is the definitive version of the supplement for Rogé Partners Fund filed pursuant to Rule 497 under the Securities Act of 1933, as amended, on November 6, 2013 (SEC Accession No. 0000910472-13-004601).